Share-Based Compensation - Schedule of Stock Compensation expenses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Total stock compensation expense	$ 496,688	$ 47,165	$ 4,240,670	$ 464,321	[1]
Stock Options [Member]
Total stock compensation expense	$ 496,688	$ 47,165	788,196	464,321
Class A Common Stock [Member]
Total stock compensation expense			1,302,000
Warrant [Member]
Total stock compensation expense			$ 2,150,474

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis.